Schedule of Tax Effect of Temporary Differences and Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Accrued expenses	¥ 21,853	¥ 20,126
Property, plant and equipment	7,828	5,049
Accrued pension and severance costs	61,097	60,436
Net operating loss carryforwards	51,194	51,895
Goodwill and other intangible assets	7,204	6,453
Other	29,774	25,354
Total gross deferred tax assets	178,950	169,313
Less - Valuation allowance	(56,081)	(42,553)
Total deferred tax assets	122,869	126,760
Deferred tax liabilities:
Sales-type leases	(1,091)	(1,375)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(10,514)	(9,770)
Net unrealized gains and losses on securities	(6,183)	(2,815)
Other intangible assets	(14,993)	(15,531)
Other	(3,734)	(4,778)
Total deferred tax liabilities	(36,515)	(34,269)
Net deferred tax assets	¥ 86,354	¥ 92,491